11 Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the Quarter ended September 30,
	2012	2011
Current	$0	$0
Deferred - U.S.	(50,716)	(108,495)
Deferred - China	(73,347)	(161,294)
Valuation allowance - U.S.	50,716	108,495
Valuation allowance - China.	73,347	161,294
Total	$0	$0